Other financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Non-current
Equity Investments		$ 3,614	$ 3,309
Related parties (Note 27)		2,609	2,494
Non-current financial assets		6,223	5,803
Current
Current financial assets		73,901	83,754
Other financial assets at fair value through profit or loss
Non-current
Equity Investments	[1]	3,614	3,309
Current
Corporate Bonds		22,693	12,698
Mutual funds		15,809	0
Government securities		10,570	0
Related parties (Note 27)		4,275	4,643
Current financial assets		53,347	17,341
Other financial assets at amortized cost
Non-current
Related parties (Note 27)		2,609	2,494
Current
Related parties (Note 27)		9,860	9,930
Time Deposits		2,195	0
Treasury bills		8,499	56,483
Current financial assets		$ 20,554	$ 66,413

[1]	As of December 31, 2020 and 2019 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.